Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities
Accrued compensation	$ 10,251	$ 8,544
Accrued research and development expenses	2,495	2,902
Accrued inventory costs	1,641
Accrued other expenses	4,272	1,954
Total accrued expenses and other current liabilities	$ 18,659	$ 13,400